Property and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and equipment

8. Property and equipment

(1) Property and equipment as of December 31, 2017, 2016 and January 1, 2016 are as follows

	December 31, 2017
	(In millions of Korean won)
	Acquisition price		Accumulated depreciation		Book amount
Machinery	~~W~~	6,795	~~W~~	(6,141)	~~W~~	654
Office equipment		1,867		(1,702)		165
Leasehold improvements		1,081		(954)		127
Total	~~W~~	9,743	~~W~~	(8,797)	~~W~~	946

	December 31, 2016
	(In millions of Korean won)
	Acquisition price		Accumulated depreciation		Book amount
Machinery	~~W~~	6,537	~~W~~	(6,306)	~~W~~	231
Office equipment		1,714		(1,611)		103
Leasehold improvements		1,006		(862)		144
Total	~~W~~	9,257	~~W~~	(8,779)	~~W~~	478

	January 1, 2016
	(In millions of Korean won)
	Acquisition price		Accumulated depreciation		Book amount
Machinery	~~W~~	7,842	~~W~~	(7,505)	~~W~~	337
Office equipment		1,750		(1,594)		156
Leasehold improvements		964		(807)		157
Total	~~W~~	10,556	~~W~~	(9,906)	~~W~~	650

(2) Changes in property and equipment for the years ended December 31, 2017 and 2016 are as follows:

	2017
	Machinery		Office equipment		Leasehold improvements		Total
	(In millions of Korean won)
Beginning of the year	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478
Acquisition		617		165		117		899
Depreciation		(174)		(103)		(98)		(375)
Disposal		—		(1)		(37)		(38)
Translation differences		(20)		1		1		(18)
End of the year	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946

	2016
	Machinery		Office equipment		Leasehold improvements		Total
	(In millions of Korean won)
Beginning of the year	~~W~~	337	~~W~~	156	~~W~~	157	~~W~~	650
Acquisition		73		55		42		170
Depreciation		(178)		(106)		(56)		(340)
Disposal		(1)		(1)		—		(2)
Translation differences		—		(1)		1		—
End of the year	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478

(3) The depreciation expenses recognized in the statements of comprehensive income for the years ended December 31, 2017 and 2016 are as follows

	2017		2016
	(In millions of Korean won)
Cost of revenue	~~W~~	182	~~W~~	223
Selling, general and administrative expenses		150		99
Research and development		43		18
Total	~~W~~	375	~~W~~	340

(4) As of the end of the reporting period, there are no tangible assets of the Company that are pledged as collateral for the Company’s debts.